Property, Plant and Equipment - Summary of Changes in the Carrying Amounts of the Right-of-Use Assets (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure Of Depreciation For The Right Of Use Assets [Line Items]
Opening Balance	¥ 323,011	¥ 308,345
Additions	75,239	94,486
Depreciation	(75,624)	(77,908)
Other	(12,921)	(1,912)
Ending balance	309,705	323,011
Land [member]
Disclosure Of Depreciation For The Right Of Use Assets [Line Items]
Opening Balance	91,186	86,368
Additions	5,689	7,887
Depreciation	(6,399)	(6,086)
Other	(3,839)	3,017
Ending balance	86,637	91,186
Buildings and structures [member]
Disclosure Of Depreciation For The Right Of Use Assets [Line Items]
Opening Balance	137,598	136,059
Additions	33,006	28,103
Depreciation	(19,110)	(18,433)
Other	(7,669)	(8,131)
Ending balance	143,825	137,598
Machinery and equipment [member]
Disclosure Of Depreciation For The Right Of Use Assets [Line Items]
Opening Balance	94,227	85,918
Additions	36,544	58,496
Depreciation	(50,115)	(53,389)
Other	(1,413)	3,202
Ending balance	¥ 79,243	¥ 94,227